Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Details) - Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Shares
Nonvested PSUs, restricted stock and RSUs, beginning balance (shares) | shares	12,733,298
Granted (shares) | shares	6,158,398
Vested (shares) | shares	(5,451,413)
Forfeited (shares) | shares	(903,384)
Nonvested PSUs, restricted stock and RSUs, ending balance (shares) | shares	12,536,899
Weighted-average fair value
Nonvested PSUs, restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 50.77
Granted (usd per share) | $ / shares	45.52
Vested (usd per share) | $ / shares	48.36
Forfeited (usd per share) | $ / shares	49.29
Nonvested PSUs, restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 49.35